Label	Element	Value
SCHWAB CAPITAL TRUST | Schwab® Fundamental Emerging Markets Large Company Index Fund
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SCHWAB CAPITAL TRUST
Schwab® Fundamental Emerging Markets Large Company Index Fund
SCHWAB STRATEGIC TRUST
Schwab® Fundamental Emerging Markets Large Company Index ETF
(each, a fund and collectively, the funds)
Supplement dated January 13, 2022 to each fund’s currently effective Statutory
Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Statutory Prospectuses and SAIs and should be read in conjunction with the Statutory Prospectuses and SAIs.
Effective January 13, 2022, the following changes are made to each fund’s statutory prospectus and SAI:
1.
Statutory Prospectus – Under “Foreign Investment Risk” in the “Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® Fundamental Emerging Markets Large Company Index Fund
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1.
Statutory Prospectus – Under “Foreign Investment Risk” in the “Principal Risks” section: The paragraph is deleted and replaced in its entirety with the following:

Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include ADRs, GDRs and EDRs, which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.